Intangible Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 MXN ($) BasisPoint	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Mar. 28, 2017 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Impairment recognized	$ 2,063,000,000		$ 134,000,000
Risk premium basis points | BasisPoint	100
Total carrying amount of goodwill	$ 0
Impairment charge on goodwill	0
Vonpar [member]
Disclosure of detailed information about intangible assets [line items]
Cash acquired	1,287,000,000			$ 1,287,000,000
Total carrying amount of goodwill	2,152,000,000
Health Division [member]
Disclosure of detailed information about intangible assets [line items]
Total carrying amount of goodwill	$ 6,048,000,000
Coca-Cola FEMSA [member]
Disclosure of detailed information about intangible assets [line items]
Risk premium basis points | BasisPoint	100
Venezuela [member]
Disclosure of detailed information about intangible assets [line items]
Impairment recognized	$ 2,053,000,000
Venezuela [member] | Coca-Cola FEMSA [member]
Disclosure of detailed information about intangible assets [line items]
Impairment recognized	745,000,000
Other [member]
Disclosure of detailed information about intangible assets [line items]
Borrowing costs capitalized		$ 8,000,000	28,000,000
Qualifying assets		$ 28,000,000	$ 410,000,000
Effective interest rate used to determine amount of borrowing costs eligible for capitalization		4.10%	4.10%
Intangible assets and goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Borrowing costs capitalized	$ 0